Share-based Compensation - Award information and Compensation Expense (Details) - Class A-2 profits interests - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation
Vesting period	4 years	4 years
Expense recognized	$ 8.7	$ 7.2
Unrecognized share-based compensation expense	$ 2.9
Weighted average period for compensation expense expected to be recognized	2 years 1 month 6 days
Virtu Financial, LLC and subsidiaries
Share-based Compensation
Vesting period			4 years	4 years	4 years
Expense recognized			$ 16.0	$ 13.4	$ 8.4
Unrecognized share-based compensation expense			$ 3.6
Weighted average period for compensation expense expected to be recognized			2 years 6 months